Submission	Jul. 24, 2026
Submission [Line Items]
Central Index Key	0001833936
Registrant Name	BlackRock Alpha Strategies Fund
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES